Cash Dividends paid to the Parent Company	12 Months Ended
Dec. 31, 2018
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Cash Dividends paid to the Parent Company
40.	Cash Dividends paid to the Parent Company

Cash dividends paid to the Parent Company for the years ended December 31, 2018, 2017 and 2016 are as follows:

(In millions of won)
	2018		2017	2016
Cash dividends received from consolidated subsidiaries	￦	61,985	—	15,693
Cash dividends received from associates		149,815	89,063	79,132

	￦	211,800	89,063	94,825